Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2022
Accounting Judgments and Estimates [Abstract]
Critical Accounting Estimates and Judgments	Critical Accounting Estimates and JudgmentsManagement has identified the following critical accounting policies for which significant judgments, estimates and assumptions are made.
Critical accounting estimates and assumptions
The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.
Revenue recognition
Determining the SSP for products and services requires estimates and assumptions. We typically determine a SSP range for our products and services which is reassessed on a periodic basis or when facts and circumstances change. For all performance obligations other than perpetual and term licenses, we are able to determine SSP based on the observable prices of products or services sold separately in comparable circumstances to similar customers. In instances where performance obligations do not have observable standalone sales, we utilize available information that may include market conditions, pricing strategies, the economic life of the software, and other observable inputs to estimate the price we would charge if the products and services were sold separately.
Critical accounting judgments
Impairment of non-financial assets
For assets excluding goodwill, and CGUs, impairment assessments are made at each reporting date by evaluating conditions specific to the Group and to the particular asset that may lead to impairment. Goodwill is tested for impairment annually during the fourth quarter of the Group's fiscal year and when circumstances indicate that the carrying value may be impaired. These include product performance, technology, economic and political environments, and future product expectations. If an impairment trigger exists or when annual impairment testing for an asset is required, the recoverable amount of the asset is determined.
The Group operates as a single operating segment and the Group performs the goodwill impairment test at the level of its operating segment as there are no lower levels within the Group at which goodwill is monitored. The recoverable amount of goodwill was assessed by comparing the market capitalization of the Group to its book value, among other qualitative factors, when reviewing for impairment. There was no impairment of goodwill during the fiscal years 2022, 2021 and 2020.
During fiscal year 2021, the Group elected to early terminate one of its office leases. The Group did not have any rights to sublease the facility. The recoverable amount of the related lease assets including right-of-use assets and leasehold improvement was determined to be zero. An impairment charge of $7.4 million was recorded to profit or loss in fiscal year 2021. For details of the office lease impairment, please refer to Note 7, “Expenses.” Other than the lease-related assets discussed above, no indicators of impairment existed that were significant enough to warrant non-financial assets to be tested for impairment in the fiscal years 2022, 2021 and 2020. For details of non-financial assets, please refer to Note 10, “Property and Equipment”, Note 11, “Goodwill and Intangible assets” and Note 12, “Leases.”
Impairment of non-marketable debt and equity investments
We assess our privately held debt and equity securities strategic investment portfolio quarterly for impairment. Our impairment analysis encompasses an assessment of both qualitative and quantitative analyses of key factors including the investee’s financial metrics, market acceptance of the product or technology, and any similar new rounds of financing. If the investment is considered to be impaired, we record any privately held equity investments at fair value by recognizing an impairment through the Statement of Financial Position and establishing a new carrying value for the investment. Any adjustments to privately held debt securities are recorded through the Consolidated Statement of Operations.
An impairment charge of $0.3 million for privately held equity investments were recorded in other comprehensive loss in fiscal year 2021. There was no impairment of privately held equity investments during the fiscal years 2022 and 2020. Impairment charges of $2.1 million and $2.0 million for privately held debt investments, respectively, were recorded to profit or loss during the fiscal years 2022 and 2021. There was no impairment of privately held debt investments during the fiscal years 2020. Please refer to Note 5, “Financial Assets and Liabilities,” for details.